Note 27 - Valuation Accounts - Schedule of Valuation Accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allowance for Deferred Tax Assets [Member]
Balance	€ 19,212	€ 23,125
Charges to costs and expenses	238	218
Deductions: write-off and others		(4,131)
Balance	19,450	19,212
Allowance for Doubtful Accounts [Member]
Balance	1,091	1,274
Charges to costs and expenses	103	124
Deductions: write-off and others	(233)	(307)
Balance	961	1,091
Inventory Valuation Reserve [Member]
Balance	728	741
Charges to costs and expenses	121	275
Deductions: write-off and others	(46)	(288)
Balance	€ 803	€ 728